Selling, General and Administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development expenses
Staff costs	€ 23,783	€ 22,541	€ 18,885
Total selling, general and administrative expenses	28,461	21,687	18,855
Selling, General and Administrative expense
Research and Development expenses
Staff costs	10,665	8,738	7,811
Consulting and contractors' fees	11,116	6,801	4,526
Legal fees	995	776	1,033
Rent	639	317	440
Facilities	166	209	226
Depreciation and amortization expense	1,284	1,042	914
IT Costs.	1,252	1,190	517
Travel	1,024	934	1,097
Insurance fees	511	985	1,504
Recruitment	741	207	245
Other	68	488	542
Total selling, general and administrative expenses	€ 28,461	€ 21,687	€ 18,855